Net Revenue - Disaggregation of Revenue from Contracts with Customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 975,419		$ 957,725
Net revenue	920,448	[1]	909,006	[2]
Excise taxes	54,971		48,719
Liquor retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	555,259		578,895
Liquor retail revenue | Retail
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	553,847		578,895
Liquor retail revenue | Proprietary licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	1,412
Cannabis retail revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	311,689		289,980
Cannabis retail revenue | Retail
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	290,446		270,454
Cannabis retail revenue | Proprietary licensing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	15,410		12,250
Cannabis retail revenue | Franchise
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	5,833		7,100
Cannabis retail revenue | Other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue			176
Cannabis operations revenue, net of intersegment elimination
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	108,471		88,850
Cannabis operations revenue, net of intersegment elimination | Provincial Boards
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	73,073		71,894
Cannabis operations revenue, net of intersegment elimination | Analytical testing and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	863		1,274
Cannabis operations revenue, net of intersegment elimination | Wholesale
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Gross revenue	$ 34,535		$ 15,682

[1]	The Company has eliminated $56.0 million for the year ended December 31, 2024 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.
[2]	The Company has eliminated $46.9 million for the year ended December 31, 2023 of cannabis operations revenue and equal cost of sales associated with sales to provincial boards that are expected to be subsequently repurchased by the Company’s licensed retail subsidiaries for resale, at which point the full retail sales revenue will be recognized. The elimination was recorded in the Corporate segment.